UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04186

 NAME OF REGISTRANT:                     John Hancock Income Securities
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          6176633000

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


2X17 JHF Income Securities Fund
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 JOHN HANCOCK COLLATERAL TRUST                                                               Agenda Number:  100001321
--------------------------------------------------------------------------------------------------------------------------
        Security:  965BRTII9
    Meeting Type:  Special
    Meeting Date:  09-Sep-2022
          Ticker:
            ISIN:
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Andrew G. Arnott                                          Mgmt          For                            For
       Marianne Harrison                                         Mgmt          For                            For
       Paul Lorentz                                              Mgmt          For                            For
       Frances G. Rathke                                         Mgmt          For                            For
       Noni L. Ellison                                           Mgmt          For                            For
       Dean Garfield                                             Mgmt          For                            For
       Patricia Lizarraga                                        Mgmt          For                            For



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Income Securities Trust
By (Signature)       /s/ Kristie M. Feinberg
Name                 Kristie M. Feinberg
Title                President
Date                 08/23/2023